Shareholders' equity - Dividends (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	May 22, 2023	May 17, 2022	May 26, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends
Total dividends paid	€ 328,623	€ 395,556	€ 392,455	€ 328,623	€ 395,556	€ 392,455
Dividends paid per share	€ 1.12	€ 1.35	€ 1.34
Proposed dividend per share				€ 1.19
Expected dividend payment				€ 349,162